Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD VARIABLE INSURANCE FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 28, 2020
Mid-Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio's shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio's share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio's performance:

  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio's target index tracks a subset of the U.S. stock market, which could cause the Portfolio to perform differently from the overall stock market. In addition, the Portfolio's target index may, at times, become focused in stocks of a particular market sector, which would subject the Portfolio to proportionately higher exposure to the risks of that sector.
  Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. The stock prices of mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Spliced Mid Cap Index reflects the performance of the MSCI US Mid Cap 450 Index through January 30, 2013, and the CRSP US Mid Cap Index thereafter. The Portfolio's returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower.Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-522-5555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	advisors.vanguard.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Mid-Cap Index Portfolio
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Portfolio's returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	16.71%	March 31, 2019
Lowest	-19.15%	September 30, 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2019
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.17%
1 Year	rr_ExpenseExampleYear01	$ 17
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	96
10 Years	rr_ExpenseExampleYear10	$ 217
2010	rr_AnnualReturn2010	25.37%
2011	rr_AnnualReturn2011	(2.04%)
2012	rr_AnnualReturn2012	15.82%
2013	rr_AnnualReturn2013	34.93%
2014	rr_AnnualReturn2014	13.59%
2015	rr_AnnualReturn2015	(1.43%)
2016	rr_AnnualReturn2016	11.11%
2017	rr_AnnualReturn2017	19.08%
2018	rr_AnnualReturn2018	(9.33%)
2019	rr_AnnualReturn2019	30.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.15%)
1 Year	rr_AverageAnnualReturnYear01	30.87%
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.93%
Mid-Cap Index Portfolio | MSCI US Mid Cap 450 Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.61%
5 Years	rr_AverageAnnualReturnYear05	10.08%
10 Years	rr_AverageAnnualReturnYear10	13.59%
Mid-Cap Index Portfolio | Spliced Mid Cap Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.09%
5 Years	rr_AverageAnnualReturnYear05	9.29%
10 Years	rr_AverageAnnualReturnYear10	13.13%
Mid-Cap Index Portfolio | CRSP US Mid Cap Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.09%
5 Years	rr_AverageAnnualReturnYear05	9.29%
10 Years	rr_AverageAnnualReturnYear10